IFRS 7 Disclosure - Market Risk - Summary Total Trading Value at Risk (VaR) (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	$ 2.1	$ 4.0
Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	24.0	13.6
Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	1.0	1.7
Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	23.0	38.3
Risk diversification effect [member]
Market Risk [Line Items]
Market risk VaR	(17.6)	(25.0)
Market risk [member]
Market Risk [Line Items]
Market risk VaR	32.5	32.6
Average [Member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	3.8	2.4
Average [Member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	16.1	14.0
Average [Member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	1.2	2.9
Average [Member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	30.8	38.2
Average [Member] | Risk diversification effect [member]
Market Risk [Line Items]
Market risk VaR	(19.7)	(25.4)
Average [Member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	32.2	32.1
Top of range [member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	5.4	6.1
Top of range [member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	24.0	24.5
Top of range [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	2.9	5.6
Top of range [member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	44.7	54.8
Top of range [member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	45.5	47.9
Bottom of range [member] | Commodity price risk [member]
Market Risk [Line Items]
Market risk VaR	2.0	1.2
Bottom of range [member] | Equity price risk [member]
Market Risk [Line Items]
Market risk VaR	8.1	8.5
Bottom of range [member] | Foreign exchange risk [member]
Market Risk [Line Items]
Market risk VaR	0.4	1.3
Bottom of range [member] | Interest rate risk [member]
Market Risk [Line Items]
Market risk VaR	22.1	26.0
Bottom of range [member] | Market risk [member]
Market Risk [Line Items]
Market risk VaR	$ 23.1	$ 21.2